Income Tax	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Income Tax
28.	INCOME TAX

a.	Income tax expense recognized in profit or loss
Income tax expense consisted of the following:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current income tax expense
Current tax expense recognized in the current year	$60,584.3	$47,135.5	$87,452.7
Income tax adjustments on prior years	(21,753.0)	(10,193.8)	(7,589.4)
Other income tax adjustments	152.9	(41.5)	150.2

	38,984.2	36,900.2	80,013.5

Deferred income tax benefit
Effect of tax rate changes	(1,474.8)	—	—
The origination and reversal of temporary differences	(3,072.5)	(1,065.1)	(6,275.2)

	(4,547.3)	(1,065.1)	(6,275.2)

Income tax expense recognized in profit or loss	$34,436.9	$35,835.1	$73,738.3

A reconciliation of inc
o
me before income tax and income tax expense recognized in profit or loss was as follows:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Income before tax	$397,543.1	$389,862.1	$584,746.3

Income tax expense at the statutory rate	$80,872.5	$79,056.5	$118,831.3
Tax effect of adjusting items:
Nondeductible (deductible) items in determining taxable income	2,533.4	(4,183.5)	1,015.9
Tax-exempt income	(54,543.5)	(39,808.1)	(65,988.1)
Additional income tax under the Alternative Minimum Tax Act	21,455.9	10,367.9	18,872.8
Additional income tax on unappropriated earnings	16,294.5	7,628.1	14,747.3
Effect of tax rate changes on deferred income tax	(1,474.8)	—	—
The origination and reversal of temporary differences	(3,072.6)	(1,065.1)	(6,275.2)
Income tax credits	(6,028.4)	(5,925.4)	(26.5)

	56,037.0	46,070.4	81,177.5
Income tax adjustments on prior years	(21,753.0)	(10,193.8)	(7,589.4)
Other income tax adjustments	152.9	(41.5)	150.2

Income tax expense recognized in profit or loss	$34,436.9	$35,835.1	$73,738.3

In 2018, the Income Tax Law in the R.O.C. was amended and, starting from 2018, the corporate income tax rate was adjusted from 17% to 20%. In addition, the tax rate for 2018 unappropriated earnings was reduced from 10% to 5%.
Under the amendment to the R.O.C Statute of Industrial Innovation in 2019, the amounts of unappropriated earnings in 2018 and thereafter used for building or purchasing specific assets or technologies can qualify for deduction when computing the income tax on unappropriated earnings.
The income tax adjustments on prior years were primarily due to the difference between the actual and estimated income tax on unappropriated earnings.
For other jurisdictions, taxes are calculated using the applicable tax rate for each individual jurisdiction.

b.	Income tax expense recognized in other comprehensive income

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$103.3	$(30.4)	$422.1
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	91.8	9.4	0.6
Related to gain/loss on cash flow hedges	0.6	—	—

	$195.7	$(21.0)	$422.7

c.	Deferred income tax balance
The analysis of deferred income tax assets and liabilities was as follows:

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$13,547.2	$19,354.4
Refund liability	2,150.4	3,755.1
Net defined benefit liability	1,016.3	1,342.1
Unrealized loss on inventories	469.4	858.5
Deferred compensation cost	323.1	330.3
Investments in equity instruments at FVTOCI	65.7	66.3
Others	356.3	251.5

	$17,928.4	$25,958.2

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	(333.6)	(866.5)
Others	(10.8)	(863.4)

	$(344.4)	$(1,729.9)

	Year Ended December 31, 2018
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$8,401.3	$3,430.4	$—	$7.5	$11,839.2
Refund liability	1,637.7	955.0	—	1.3	2,594.0
Net defined benefit liability	975.3	6.3	103.3	—	1,084.9
Unrealized loss on inventories	629.5	120.5	—	1.0	751.0
Deferred compensation cost	266.5	(4.7)	—	9.9	271.7
Investments in equity instruments at FVTOCI	—	—	56.2	—	56.2
Others	195.2	7.1	—	7.1	209.4

	$12,105.5	$4,514.6	$159.5	$26.8	$16,806.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(169.5)	$107.8	$—	$—	$(61.7)
Investments in equity instruments at FVTOCI	(95.4)	—	95.4	—	—
Others	(37.3)	(75.1)	(59.2)	—	(171.6)

	$(302.2)	$32.7	$36.2	$—	$(233.3)

	Year Ended December 31, 2019
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$11,839.2	$1,727.8	$—	$(19.8)	$13,547.2
Refund liability	2,594.0	(443.2)	—	(0.4)	2,150.4
Net defined benefit liability	1,084.9	(38.2)	(30.4)	—	1,016.3
Unrealized loss on inventories	751.0	(280.8)	—	(0.8)	469.4
Deferred compensation cost	271.7	59.4	—	(8.0)	323.1
Investments in equity instruments at FVTOCI	56.2	0.1	9.4	—	65.7
Others	209.4	151.1	—	(4.2)	356.3

	$16,806.4	$1,176.2	$(21.0)	$(33.2)	$17,928.4

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(61.7)	$(271.9)	$—	$—	$(333.6)
Others	(171.6)	160.8	—	—	(10.8)

	$(233.3)	$(111.1)	$—	$—	$(344.4)

	Year Ended December 31, 2020
		Recognized in
	Balance, Beginning of Year	Profit or Loss	Other Comprehensive Income	Effect of Exchange Rate Changes	Balance, End of Year
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Deferred income tax assets
Temporary differences
Depreciation	$13,547.2	$5,824.0	$—	$(16.8)	$19,354.4
Refund liability	2,150.4	1,606.1	—	(1.4)	3,755.1
Net defined benefit liability	1,016.3	(96.3)	422.1	—	1,342.1
Unrealized loss on inventories	469.4	391.1	—	(2.0)	858.5
Deferred compensation cost	323.1	27.4	—	(20.2)	330.3
Investments in equity instruments at FVTOCI	65.7	—	0.6	—	66.3
Others	356.3	(91.6)	—	(13.2)	251.5

	$17,928.4	$7,660.7	$422.7	$(53.6)	$25,958.2

Deferred income tax liabilities
Temporary differences
Unrealized exchange gains	$(333.6)	$(532.9)	$—	$—	$(866.5)
Others	(10.8)	(852.6)	—	—	(863.4)

	$(344.4)	$(1,385.5)	$—	$—	$(1,729.9)

d.	The deductible temporary differences for which no deferred income tax assets have been recognized
As of December 31, 2019 and 2020, the aggregate deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$33,445.5 million and NT$55,521.0 million, respectively.

e.	Unused tax-exemption information
As of December 31, 2020, the profits generated from the following projects of TSMC are exempt from income tax for a five-year period:

Tax-exemption Period
Construction and expansion of 2009 by TSMC	2018 to 2022

f.	The information of unrecognized deferred income tax liabilities associated with investments
As of December 31, 2019 and 2020, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred income tax liabilities amounted to NT$131,085.7 million and NT$152,827.4 million, respectively.

g.	Income tax examination
The tax authorities have examined income tax returns of TSMC through 2018. All investment tax credit adjustments assessed by the tax authorities have been recognized accordingly.